UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Templeton Global Smaller Companies Fund
Class A [TEMGX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$68	1.33%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$822,218,654
Total Number of Portfolio Holdings	72
Portfolio Turnover Rate	49.41%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Smaller Companies Fund	PAGE 1	103-STSR-0426

Templeton Global Smaller Companies Fund
Class C [TESGX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$106	2.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$822,218,654
Total Number of Portfolio Holdings	72
Portfolio Turnover Rate	49.41%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Smaller Companies Fund	PAGE 1	203-STSR-0426

Templeton Global Smaller Companies Fund
Class R6 [FBOGX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$49	0.97%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$822,218,654
Total Number of Portfolio Holdings	72
Portfolio Turnover Rate	49.41%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Smaller Companies Fund	PAGE 1	313-STSR-0426

Templeton Global Smaller Companies Fund
Advisor Class [TGSAX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$55	1.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$822,218,654
Total Number of Portfolio Holdings	72
Portfolio Turnover Rate	49.41%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Smaller Companies Fund	PAGE 1	603-STSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Global Smaller
Companies Fund
Financial Statements and Other Important Information
Semi-Annual | February 28, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 14
Changes In and Disagreements with Accountants 23
Results of Meeting(s) of Shareholders 23
Remuneration Paid to Directors, Officers and Others 23
Board Approval of Management and Subadvisory Agreements 23

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.10 $10.28 $8.88 $8.24 $12.67 $9.16
Income from investment operations
a
:
Net investment income
b
............. 0.01 0.09 0.07 0.09 0.05 0.06
Net realized and unrealized gains (losses) 0.53 0.01 1.43 0.81 (3.30) 3.72
Total from investment operations ........ 0.54 0.10 1.50 0.90 (3.25) 3.78
Less distributions from:
Net investment income .............. (0.13) (0.11) (0.10) (0.06) (0.03) (0.08)
Net realized gains ................. (0.32) (0.17) — (0.20) (1.15) (0.19)
Total distributions ................... (0.45) (0.28) (0.10) (0.26) (1.18) (0.27)
Net asset value, end of period .......... $10.19 $10.10 $10.28 $8.88 $8.24 $12.67
Total return
c
....................... 5.56% 1.16% 17.05% 11.15% (27.76)% 41.91%
Ratios to average net assets
d
Expenses
e
........................ 1.33% 1.34% 1.31% 1.30% 1.31% 1.31%
Net investment income ............... 0.14% 0.99% 0.81% 1.06% 0.51% 0.55%
Supplemental data
Net assets , end of period (000’s) ........ $725,354 $731,951 $824,075 $794,020 $799,689 $1,203,490
Portfolio turnover rate ................ 49.41% 15.75% 11.95% 12.85% 13.80% 20.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.33 $9.51 $8.21 $7.64 $11.88 $8.60
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.03) 0.02 0.01 0.02 (0.03) (0.02)
Net realized and unrealized gains (losses) 0.50 0.01 1.31 0.75 (3.06) 3.49
Total from investment operations ........ 0.47 0.03 1.32 0.77 (3.09) 3.47
Less distributions from:
Net investment income .............. (0.06) (0.04) (0.02) — — (—)
c
Net realized gains ................. (0.32) (0.17) — (0.20) (1.15) (0.19)
Total distributions ................... (0.38) (0.21) (0.02) (0.20) (1.15) (0.19)
Net asset value, end of period .......... $9.42 $9.33 $9.51 $8.21 $7.64 $11.88
Total return
d
....................... 5.09% 0.47% 16.15% 10.25% (28.25)% 40.84%
Ratios to average net assets
e
Expenses
f
......................... 2.08% 2.08% 2.06% 2.06% 2.06% 2.06%
Net investment income (loss) .......... (0.59)% 0.17% 0.06% 0.27% (0.28)% (0.23)%
Supplemental data
Net assets , end of period (000’s) ........ $2,826 $3,222 $4,559 $4,875 $6,116 $11,344
Portfolio turnover rate ................ 49.41% 15.75% 11.95% 12.85% 13.80% 20.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.17 $10.35 $8.94 $8.30 $12.74 $9.22
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.12 0.11 0.12 0.09 0.10
Net realized and unrealized gains (losses) 0.54 0.01 1.44 0.82 (3.32) 3.73
Total from investment operations ........ 0.56 0.13 1.55 0.94 (3.23) 3.83
Less distributions from:
Net investment income .............. (0.16) (0.14) (0.14) (0.10) (0.06) (0.12)
Net realized gains ................. (0.32) (0.17) — (0.20) (1.15) (0.19)
Total distributions ................... (0.48) (0.31) (0.14) (0.30) (1.21) (0.31)
Net asset value, end of period .......... $10.25 $10.17 $10.35 $8.94 $8.30 $12.74
Total return
c
....................... 5.79% 1.53% 17.47% 11.59% (27.49)% 42.37%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.98% 0.98% 0.96% 0.94% 0.96% 0.98%
Expenses net of waiver and payments by
affiliates .......................... 0.97% 0.98%
e
0.96%
e
0.93% 0.95% 0.97%
Net investment income ............... 0.50% 1.36% 1.17% 1.43% 0.88% 0.89%
Supplemental data
Net assets , end of period (000’s) ........ $53,571 $53,819 $59,890 $75,063 $73,802 $104,097
Portfolio turnover rate ................ 49.41% 15.75% 11.95% 12.85% 13.80% 20.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.19 $10.37 $8.95 $8.31 $12.76 $9.23
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.12 0.10 0.11 0.08 0.09
Net realized and unrealized gains (losses) 0.53 —
c
1.45 0.81 (3.33) 3.74
Total from investment operations ........ 0.55 0.12 1.55 0.92 (3.25) 3.83
Less distributions from:
Net investment income .............. (0.15) (0.13) (0.13) (0.08) (0.05) (0.11)
Net realized gains ................. (0.32) (0.17) — (0.20) (1.15) (0.19)
Total distributions ................... (0.47) (0.30) (0.13) (0.28) (1.20) (0.30)
Net asset value, end of period .......... $10.27 $10.19 $10.37 $8.95 $8.31 $12.76
Total return
d
....................... 5.67% 1.43% 17.43% 11.40% (27.59)% 42.27%
Ratios to average net assets
e
Expenses
f
......................... 1.08% 1.09% 1.06% 1.05% 1.06% 1.06%
Net investment income ............... 0.40% 1.25% 1.07% 1.31% 0.76% 0.80%
Supplemental data
Net assets , end of period (000’s) ........ $40,468 $42,164 $44,421 $39,007 $40,999 $63,954
Portfolio turnover rate ................ 49.41% 15.75% 11.95% 12.85% 13.80% 20.47%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited), February 28, 2026
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 95.6%
Austria 1.1%
DO & CO AG ................... Commercial Services & Supplies 34,758 $ 8,850,596
Bahamas 1.1%
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 404,576 8,710,521
Brazil 2.9%
Localiza Rent a Car SA ............ Ground Transportation 1,412,600 13,986,848
XP, Inc. , A ...................... Capital Markets 444,163 9,562,829
23,549,677
Canada 3.4%
a
Athabasca Oil Corp. .............. Oil, Gas & Consumable Fuels 2,423,700 15,671,738
Canaccord Genuity Group, Inc. ...... Capital Markets 1,271,000 12,476,588
28,148,326
China 2.4%
a
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 249,800 6,025,176
b
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 5,516,000 3,068,310
Sunresin New Materials Co. Ltd. , A ... Chemicals 944,925 10,288,228
19,381,714
Denmark 1.9%
FLSmidth & Co. A/S .............. Machinery 178,352 15,788,570
Germany 1.2%
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 302,118 9,979,583
Hong Kong 3.5%
Techtronic Industries Co. Ltd. ....... Machinery 1,143,790 18,524,459
c
VTech Holdings Ltd. .............. Communications Equipment 1,252,900 10,319,532
28,843,991
India 0.6%
CESC Ltd. ..................... Electric Utilities 2,784,368 4,843,756
Israel 0.9%
a
Nayax Ltd. ..................... Electronic Equipment, Instruments &
Components 155,972 7,851,280
Italy 6.3%
b
Carel Industries SpA , 144A , Reg S ... Building Products 201,236 5,516,507
De' Longhi SpA .................. Household Durables 224,726 10,303,143
Interpump Group SpA ............. Machinery 186,206 8,561,872
c
Sanlorenzo SpA ................. Leisure Products 226,458 8,914,721
b
Technogym SpA , 144A , Reg S ...... Leisure Products 848,143 18,599,573
51,895,816
Japan 6.9%
Aica Kogyo Co. Ltd. .............. Chemicals 342,300 8,709,896
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 326,100 9,993,568
GMO Payment Gateway, Inc. ....... Financial Services 120,800 6,264,480
Kaneka Corp. ................... Chemicals 357,300 12,076,872
Miura Co. Ltd. ................... Machinery 390,500 8,046,123
Sugi Holdings Co. Ltd. ............ Consumer Staples Distribution & Retail 494,600 11,370,115
56,461,054

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
New Zealand 1.3%
Summerset Group Holdings Ltd. ..... Health Care Providers & Services 1,732,956 $ 11,081,216
Saudi Arabia 1.5%
d
Ades Holding Co. ................ Energy Equipment & Services 2,551,435 12,151,175
Singapore 0.9%
Stoneweg Europe Stapled Trust ..... Diversified REITs 3,553,200 7,137,384
South Korea 3.1%
BNK Financial Group, Inc. .......... Banks 522,030 7,228,145
a
Classys, Inc. .................... Health Care Equipment & Supplies 457,589 18,555,782
25,783,927
Switzerland 3.2%
b
Medacta Group SA , 144A , Reg S .... Health Care Equipment & Supplies 66,496 13,740,153
a
Siegfried Holding AG .............. Life Sciences Tools & Services 116,700 12,977,345
26,717,498
Taiwan 1.3%
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 839,000 10,363,544
United Kingdom 7.2%
Fevertree Drinks plc .............. Beverages 767,364 9,855,336
Howden Joinery Group plc ......... Trading Companies & Distributors 1,123,464 14,639,391
Man Group plc .................. Capital Markets 3,312,240 11,933,749
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 301,304 10,719,782
Savills plc ...................... Real Estate Management & Development 881,476 12,045,520
59,193,778
United States 44.9%
Advanced Drainage Systems, Inc. .... Building Products 107,953 18,496,667
Alamo Group, Inc. ................ Machinery 81,107 17,318,778
a,c
Ambiq Micro, Inc. ................ Semiconductors & Semiconductor Equipment 487,104 14,954,093
c
Atlas Energy Solutions, Inc. , A ....... Energy Equipment & Services 1,065,157 10,257,462
Cabot Corp. .................... Chemicals 115,615 8,802,926
a,c
Charles River Laboratories International,
Inc. ......................... Life Sciences Tools & Services 99,989 17,847,037
CubeSmart ..................... Specialized REITs 329,955 13,574,349
a
Freshpet, Inc. ................... Food Products 241,904 20,428,793
a,c
Guardian Pharmacy Services, Inc. , A .. Health Care Providers & Services 331,693 11,115,032
a
Healthcare Services Group, Inc. ..... Commercial Services & Supplies 957,153 20,837,221
Huntington Bancshares, Inc. ........ Banks 950,022 15,960,370
a,c
Illumina, Inc. .................... Life Sciences Tools & Services 118,210 15,894,517
c
JBT Marel Corp. ................. Machinery 115,516 17,789,464
a
JFrog Ltd. ...................... Software 143,974 5,780,556
a
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 48,051 15,162,493
a
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 399,661 10,858,789
Leonardo DRS, Inc. .............. Aerospace & Defense 216,198 9,380,831
Levi Strauss & Co. , A ............. Textiles, Apparel & Luxury Goods 333,147 7,382,537
a
NCR Atleos Corp. ................ Financial Services 254,946 11,289,009
c
Patrick Industries, Inc. ............. Automobile Components 104,464 12,931,598
Seacoast Banking Corp. of Florida ... Banks 380,008 11,825,849
a,c
SharkNinja, Inc. ................. Household Durables 142,091 17,458,721
a
Sonos, Inc. ..................... Household Durables 859,230 13,232,142
a
Texas Capital Bancshares, Inc. ...... Banks 124,968 11,909,450
Timken Co. (The) ................ Machinery 95,514 10,351,807

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
TriMas Corp. .................... Containers & Packaging 385,405 $ 15,061,627
TrustCo Bank Corp. .............. Banks 80,334 3,484,086
a
Vita Coco Co., Inc. (The) ........... Beverages 169,345 9,832,171
369,218,375
Total Common Stocks (Cost $ 553,221,684 ) .....................................
785,951,781
a
Preferred Stocks 0.1%
Brazil 0.1%
a
Localiza Rent a Car SA ............ Ground Transportation 54,329 517,273
Total Preferred Stocks (Cost $ 443,618 ) .........................................
517,273
Total Long Term Investments (Cost $ 553,665,302 ) ...............................
786,469,054
Short Term Investments 5.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 5.1%
Canada 2.7%
Royal Bank of Canada , 3.58% , 3/02/26 22,100,000 22,100,000
France 2.4%
Credit Agricole Corporate and
Investment Bank SA , 3.57% , 3/02/26 20,000,000 20,000,000
Total Time Deposits (Cost $ 42,100,000 ) ........................................
42,100,000
Shares
e
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds 0.1%
f,g
Franklin Institutional U.S. Government
Money Market Fund , 3.583% ...... 433,125 433,125
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 433,125 ) ...................................................................
433,125
a a a a a
Total Short Term Investments (Cost $ 42,533,125 ) ................................
42,533,125
a a a
Total Investments (Cost $ 596,198,427 ) 100.9% ..................................
$829,002,179
Other Assets, less Liabilities (0.9) % ...........................................
(6,783,525)
Net Assets 100.0% ...........................................................
$822,218,654
a a a

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 22.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $40,924,543, representing 5.0% of net assets.
c
A portion or all of the security is on loan at February 28, 2026. See Note 1(d).
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e
See Note 1(d) regarding securities on loan.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Smaller
Companies
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $595,765,302
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 433,125
Value - Unaffiliated issuers (Includes securities loaned of $ 28,396,441 ) ................................. $828,569,054
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 433,125
Cash .................................................................................... 73,941
Receivables:
Investment securities sold (Includes securities loaned $ 1,912,220 ) .................................... 2,451,039
Capital shares sold ........................................................................ 156,033
Dividends and interest ..................................................................... 1,360,033
European Union tax reclaims (Note 1 e ) ......................................................... 545,975
Total assets .......................................................................... 833,589,200
Liabilities:
Payables:
Investment securities purchased .............................................................. 9,377,048
Capital shares redeemed ................................................................... 364,477
Management fees ......................................................................... 558,374
Distribution fees .......................................................................... 141,669
Transfer agent fees ........................................................................ 263,156
Trustees' fees and expenses ................................................................. 5,438
Payable upon return of securities loaned (Note 1 d ) .................................................. 433,125
Accrued expenses and other liabilities ........................................................... 227,259
Total liabilities ......................................................................... 11,370,546
Net assets, at value ................................................................. $822,218,654
Net assets consist of:
Paid-in capital ............................................................................. $501,958,736
Total distributable earnings (losses) ............................................................. 320,259,918
Net assets, at value ................................................................. $822,218,654

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Smaller
Companies
Fund
Class A:
Net assets, at value ....................................................................... $725,353,703
Shares outstanding ........................................................................ 71,174,864
Net asset value per share
a ,b
.................................................................. $10.19
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $10.78
Class C:
Net assets, at value ....................................................................... $2,826,069
Shares outstanding ........................................................................ 300,152
Net asset value and maximum offering price per share
a ,b
............................................ $9.42
Class R6:
Net assets, at value ....................................................................... $53,570,742
Shares outstanding ........................................................................ 5,227,098
Net asset value and maximum offering price per share
b
............................................. $10.25
Advisor Class:
Net assets, at value ....................................................................... $40,468,140
Shares outstanding ........................................................................ 3,940,091
Net asset value and maximum offering price per share
b
............................................. $10.27
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Operations
for the six months ended February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Smaller
Companies
Fund
Investment income:
Dividends: (net of foreign taxes of $251,659)
Unaffiliated issuers ........................................................................ $4,763,149
Interest:
Unaffiliated issuers ........................................................................ 525,426
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (64,383)
Non-controlled affiliates (Note 3 f ) ............................................................. 174,665
Other income (Note 1 e ) ...................................................................... 484,319
Total investment income ................................................................... 5,883,176
Expenses:
Management fees (Note 3 a ) ................................................................... 3,531,375
Distribution fees: (Note 3c )
Class A ................................................................................ 878,918
Class C ................................................................................ 14,873
Transfer agent fees: (Note 3e )
Class A ................................................................................ 492,021
Class C ................................................................................ 2,081
Class R6 ............................................................................... 9,614
Advisor Class ............................................................................ 28,471
Custodian fees ............................................................................ 20,565
Reports to shareholders fees .................................................................. 50,767
Registration and filing fees .................................................................... 28,377
Professional fees ........................................................................... 59,169
Trustees' fees and expenses .................................................................. 49,260
Other .................................................................................... 39,449
Total expenses ......................................................................... 5,204,940
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (8,293)
Net expenses ......................................................................... 5,196,647
Net investment income ................................................................ 686,529
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 101,624,412
Foreign currency transactions ................................................................ (114,080)
Net realized gain (loss) .................................................................. 101,510,332
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (58,925,515)
Translation of other assets and liabilities denominated in foreign currencies .............................. 22,801
Change in deferred taxes on unrealized appreciation ............................................... 242,185
Net change in unrealized appreciation (depreciation) ............................................ (58,660,529)
Net realized and unrealized gain (loss) ............................................................ 42,849,803
Net increase (decrease) in net assets resulting from operations .......................................... $43,536,332

Templeton Global Smaller Companies Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton Global Smaller Companies Fund
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $686,529 $8,522,878
Net realized gain (loss) ................................................. 101,510,332 25,466,036
Net change in unrealized appreciation (depreciation) ........................... (58,660,529) (30,198,813)
Net increase (decrease) in net assets resulting from operations ................ 43,536,332 3,790,101
Distributions to shareholders:
Class A ............................................................. (31,076,093) (21,661,895)
Class C ............................................................. (121,180) (100,288)
Class R6 ............................................................ (2,462,279) (1,759,562)
Advisor Class ........................................................ (1,907,038) (1,339,095)
Total distributions to shareholders .......................................... (35,566,590) (24,860,840)
Capital share transactions: (Note 2 )
Class A ............................................................. (13,757,553) (73,509,261)
Class C ............................................................. (415,533) (1,162,823)
Class R6 ............................................................ (738,162) (4,822,746)
Advisor Class ........................................................ (1,995,490) (1,223,801)
Total capital share transactions ............................................ (16,906,738) (80,718,631)
Net increase (decrease) in net assets ................................... (8,936,996) (101,789,370)
Net assets:
Beginning of period ..................................................... 831,155,650 932,945,020
End of period .......................................................... $822,218,654 $831,155,650

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Global Smaller Companies Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers
four classes of shares: Class A, Class C, Class R6 and
Advisor Class. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at February 28,
2026, the Fund held $31,618,220 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
is recorded as soon as the information is received by
the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributions from realized capital
gains and other distributions, if any, are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
February 28, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,292,004 $12,819,310 2,262,173 $21,498,657
Shares issued in reinvestment of distributions .......... 3,082,546 29,654,090 2,192,514 20,741,178
Shares redeemed ............................... (5,683,685) (56,230,953) (12,143,830) (115,749,096)
Net increase (decrease) .......................... (1,309,135) $(13,757,553) (7,689,143) $(73,509,261)
Class C Shares:
Shares sold ................................... 19,151 $174,879 57,726 $500,805
Shares issued in reinvestment of distributions .......... 13,575 120,821 11,344 99,603
Shares redeemed
a
.............................. (78,099) (711,233) (202,766) (1,763,231)
Net increase (decrease) .......................... (45,373) $(415,533) (133,696) $(1,162,823)
Class R6 Shares:
Shares sold ................................... 382,790 $3,814,983 823,236 $7,795,343
Shares issued in reinvestment of distributions .......... 252,676 2,443,376 184,039 1,748,371
Shares redeemed ............................... (700,552) (6,996,521) (1,501,264) (14,366,460)
Net increase (decrease) .......................... (65,086) $(738,162) (493,989) $(4,822,746)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2026, the annualized gross effective investment management fee rate was 0.884% of the
Fund’s average daily net assets.
Under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to the Fund. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
February 28, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Advisor Class Shares:
Shares sold ................................... 331,974 $3,324,333 785,788 $7,597,099
Shares issued in reinvestment of distributions .......... 192,216 1,862,570 135,528 1,290,225
Shares redeemed ............................... (723,856) (7,182,393) (1,066,298) (10,111,125)
Net increase (decrease) .......................... (199,666) $(1,995,490) (144,982) $(1,223,801)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.900% Up to and including $200 million
0.885% Over $200 million, up to and including $700 million
0.850% Over $700 million, up to and including $1 billion
0.830% Over $1 billion, up to and including $1.2 billion
0.805% Over $1.2 billion, up to and including $5 billion
0.785% Over $5 billion, up to and including $10 billion
0.765% Over $10 billion, up to and including $15 billion
0.745% Over $15 billion, up to and including $20 billion
0.725% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended February 28, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$113,569 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $7,118
CDSC retained .............................................................................. $376
3. Transactions with Affiliates
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended February 28, 2026, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until December 31, 2026.
4. Income Taxes
At February 28, 2026, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and pass-through entity income.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2026, aggregated
$381,343,927 and $434,826,499, respectively.
At February 28, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$433,125 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.583% ............ $— $172,836,604 $(172,403,479) $— $— $433,125 433,125 $174,665
Total Affiliated Securities ... $— $172,836,604 $(172,403,479) $— $— $433,125 $174,665
Cost of investments .......................................................................... $596,387,607
Unrealized appreciation ........................................................................ $242,930,170
Unrealized depreciation ........................................................................ (10,315,598)
Net unrealized appreciation (depreciation) .......................................................... $232,614,572
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2026, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
a
Common Stocks :
Austria ............................... $ 8,850,596 $ — $ — $ 8,850,596
Bahamas ............................. 8,710,521 — — 8,710,521
Brazil ................................ 23,549,677 — — 23,549,677
Canada .............................. 28,148,326 — — 28,148,326
China ............................... 6,025,176 13,356,538 — 19,381,714
Denmark ............................. — 15,788,570 — 15,788,570
Germany ............................. — 9,979,583 — 9,979,583
Hong Kong ........................... — 28,843,991 — 28,843,991

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
India ................................ $ — $ 4,843,756 $ — $ 4,843,756
Israel ................................ — 7,851,280 — 7,851,280
Italy ................................. 5,516,507 46,379,309 — 51,895,816
Japan ............................... 11,370,115 45,090,939 — 56,461,054
New Zealand .......................... 11,081,216 — — 11,081,216
Saudi Arabia .......................... — 12,151,175 — 12,151,175
Singapore ............................ 7,137,384 — — 7,137,384
South Korea .......................... — 25,783,927 — 25,783,927
Switzerland ........................... — 26,717,498 — 26,717,498
Taiwan ............................... — 10,363,544 — 10,363,544
United Kingdom ........................ 32,620,638 26,573,140 — 59,193,778
United States .......................... 369,218,375 — — 369,218,375
Preferred Stocks ........................ 517,273 — — 517,273
Short Term Investments ................... 433,125 42,100,000 — 42,533,125
Total Investments in Securities ........... $513,178,929 $315,823,250
b
$— $829,002,179
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $273,723,250, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
8. Fair Value Measurements
(continued)

Templeton Global Smaller Companies Fund

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

30-SFSOI 04/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Global Smaller Companies Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	April 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	April 30, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 30, 2026